6. Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity

NOTE 6. STOCKHOLDERS’ EQUITY

There are 10,000,000 shares of preferred stock authorized with a $.001 par value, of which no shares are outstanding.

There are 190,000,000 shares of common stock authorized with a par value of $0.001 per share, of which 13,929,581 shares are issued and outstanding.

In January 2017, the Company entered into a 36-month warehouse lease with Rick Ware Leasing, LLC, payable in 1,200,000 shares of the Company’s common stock (400,000 shares annually). As of December 31, 2017, 400,000 shares had been issued under this agreement. See Note 7 for equity transactions with related parties.

There were no issuances of preferred or common stock during the three months ended March 31, 2018.

NOTE 6. STOCKHOLDERS’ EQUITY

The Company was incorporated on May 9, 2009 at which time the Company authorized 125,000,000 shares of common stock with $.001 par value. On March 4, 2014, the Company declared a reverse stock split of 1 share for 70 shares outstanding. The authorized number of common shares was increased to 190,000,000 and the par value was changed to $.0001 per share. All references to the number of shares have been restated to reflect the split. There are 10,000,000 shares of preferred stock authorized with a $.001 par value, none of which are outstanding.

In January 2017, the Company entered into a 36-month warehouse lease with Rick Ware Leasing, LLC, payable in 1,200,000 shares of the Company’s common stock (400,000 shares annually). As of December 31, 2017, 400,000 shares had been issued under this agreement. See Note 7 for equity transactions with related parties.